Marketable Security	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Marketable Security

NOTE 5 – MARKETABLE SECURITY

On June 1, 2018, the Company received 41,583,333 shares of Medical Marijuana, Inc. (“MJNA”) common stock pursuant to a settlement agreement. In 2014, the Company entered into a revenue sharing agreement with Kannaway LLC, whereas, among the considerations and obligations the parties agreed to a share exchange, whereby the Company issued 6,408,980 shares of its common stock in exchange of 4.99% ownership of Kannaway. A significant shareholder of the Company owned the remaining ownership of Kannaway LLC. Subsequently, Kannaway was sold, by its parent company, to MJNA for 833,333,333 shares of MJNA common stock. The settlement agreement called for the release of all obligations in exchange for the issuance of 41,583,333 shares of common stock in MJNA to the Company.

The investment in MJNA has been recorded as an investment in non-consolidated entities and is revalued every quarter with fluctuations in fair value recorded to earnings. The fair value of the investment is based on the closing price of the shares reported on the principal stock exchange on which they are traded. At December 31, 2019, the Company held zero (0) shares of MJNA. In the following table, gains/losses on equity securities sold in the period reflect the difference between proceeds from sales and the fair value of the equity security sold at the beginning of the period or the purchase date, if later. See Note 4 for additional information.

The following table summarizes the gains and losses recognized during the year ending December 31, 2019:

Net gains and (losses) recognized during the period on equity securities	$(942,982)
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	942,982
Unrealized gains and (losses) recognized during the period on equity securities still held at the reporting date	$—

The following table summarizes the gains and losses recognized during the year ending December 31, 2018:

Net gains and (losses) recognized during the period on equity securities	$(1,040,727)
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	167,034
Unrealized gains and (losses) recognized during the period on equity securities still held at the reporting date	$(873,693)